Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018
Payables And Accruals [Abstract]
Accrued Expenses
(6)	ACCRUED EXPENSES

Accrued expenses consist of the following:

(in thousands)	September 30, 2019	December 31, 2018
Compensation, excluding taxes	$3,274	$1,785
Clinical trial expenses	2,590	4,530
Interest payable	33	402
Other[1]	640	1,247

Total accrued expenses	$6,537	$7,964

[1]	Other consists of various accrued expenses, with no individual item accounting for more than 5% of current liabilities at September 30, 2019 and December 31, 2018.

(8)	CURRENT ACCRUED EXPENSES

Current accrued expenses include the following:

(in thousands)	December 31, 2018	December 31, 2017
Clinical trial expenses	$4,530	$869
Compensation, excluding taxes	1,785	1,124
Professional fees	190	221
Short-term portion of lease restructuring	184	209
Other[1]	1,275	985

Total accrued expenses	$7,964	$3,408

[1]	Other consists of various accrued expenses, with no individual item accounting for more than 5% of current liabilities at December 31, 2018 and 2017.